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                     SUPPLEMENT DATED OCTOBER 14, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Payment Optimizer Plus

Payment Optimizer Plus will no longer be available for contracts issued after October 17, 2008. Payment Optimizer Plus is the marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider.

The prospectus is revised accordingly.

19778 SUPPD 10/14/08